Share capital, Treasury Share Movements and Share buy-back Costs (Details) £ / shares in Units, £ in Millions, $ in Millions			12 Months Ended					18 Months Ended
	Apr. 29, 2019 USD ($) £ / $ shares	Apr. 29, 2019 GBP (£) £ / $ shares	Oct. 31, 2021 USD ($) shares		Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 £ / shares shares	Oct. 31, 2018 shares	Oct. 31, 2021 £ / shares	Oct. 31, 2020 £ / shares	Apr. 29, 2019 £ / shares
Share buy-back [Abstract]
Number of treasury shares held (in shares) | shares			29,203,078		29,644,627		30,200,905
Share Buy Back Costs [Abstract]
Share buy-back cost | $			$ 27.2	[1]		$ 710.0
Return on Investment to Share Holders [Abstract]
Average share price (in pounds per share) | £ / shares							£ 14.61
Return value to share holders	$ 1,800.0	£ 1,389.7
Nominal value per share (in pounds per share) | £ / shares										£ 14.11	£ 3.36
Net transaction costs of foreign exchange contract | $	$ 1.0		$ (34.2)		$ 33.5
Share consolidation ratio | £ / $	0.8296	0.8296
Amount transferred to capital redemption reserve | $	$ 18.7
B Shares [Member]
Return on Investment to Share Holders [Abstract]
Nominal value per share (in pounds per share) | £ / shares							3.3585939		£ 3.3585939		£ 3.3585939
Increase in B share liability account | $	1,800.0
Decrease in B share liability account | $	$ 1,800.0
Shares issued to satisfy option awards (in shares) | shares	413,784,754	413,784,754
Redemption of shares (in shares) | shares	413,784,754	413,784,754			0	0		413,784,754
B Shares [Member] | Capital Redemption Reserves [Member]
Return on Investment to Share Holders [Abstract]
Increase (decrease) in reserve | $	$ 1,800.0
B Shares [Member] | Merger Reserve [Member]
Return on Investment to Share Holders [Abstract]
Increase (decrease) in reserve | $	$ (1,800.0)
Deferred Class D Shares [Member]
Return on Investment to Share Holders [Abstract]
Nominal value per share (in pounds per share) | £ / shares							£ 0.10
Redemption of shares (in shares) | shares					0	0		74,521,459
Treasury Shares [member]
Share buy-back [Abstract]
Number of shares buy-back (in shares) | shares			0		0	29,160,054
Shares utilized to satisfy option awards (in shares) | shares			0		0	(4,804,817)
Share reorganization (in shares) | shares			0		0	(4,012,537)
Number of treasury shares held (in shares) | shares			0		0		20,342,700
Ordinary shares bought on the London Stock Exchange (in shares) | shares			0		0	25,766,919
ADRs purchased on the New York Stock Exchange (in shares) | shares			0		0	3,393,135
Share Buy Back Costs [Abstract]
Share buy-back cost | $			$ 0.0		$ 0.0	$ 538.8
Expenses amount | $			0.0		0.0	5.9
Share buy-back costs, net | $			$ 0.0		$ 0.0	$ 544.7

[1]	During the 12 months ended October 31, 2021 the Micro Focus Employee Benefit Trust (“EBT”) purchased four million of the Group’s shares from the market. The EBT will hold these shares to satisfy future exercises of share options. In accordance with the requirement of IFRS 10 the EBT is treated as if it is a subsidiary of the Group. As a result, the purchase of shares held by the EBT is reported as a purchase of Treasury shares by the Group.